Summary of Significant Accounting Policies - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 27	$ 61		[1]
Warranty Provision	190	198	118
Warranty Claims Settled	(56)	(232)	(57)
Ending balance	$ 161	$ 27	$ 61

[1]	Represents amount lower than $1.